Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Capital stock [member]	Capital adjustments [member]	Paid-in capital [member]	Legal reserve [member]	Other reserves [member]	Retained earnings [member]	Other comprehensive income [member]	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2016	$ 363,777	$ 2,009,251	$ 10,481,557	$ 76,599	$ 3,012,409	$ 2,084,760		$ 18,028,353	$ 509,774	$ 18,538,127
Statement
Contributions from shareholders	92,945	131,726	13,879,067					14,103,738		14,103,738
Distribution of retained earnings by the shareholders'
- Other reserves				35,322	1,881,129	(1,916,451)
- Dividend distribution						(170,382)		(170,382)		(170,382)
Other movements									(166,454)	(166,454)
Net loss for the year						(1,160,465)		(1,160,465)	(1,369)	(1,161,834)
Other comprehensive (loss) income for the year							$ 72,100	72,100	20	72,120
Ending balance at Dec. 31, 2017	456,722	2,140,977	24,360,624	111,921	4,893,538	(1,162,538)	72,100	30,873,344	341,971	31,215,315
Distribution of retained earnings by the shareholders'
- Other reserves				28,596	3,345,492	(3,374,088)
- Dividend distribution						(505,129)		(505,129)		(505,129)
Purchase of subsidiaries' shares			(671)					(671)	(248)	(919)
Other movements									(276,372)	(276,372)
Net loss for the year						(4,658,050)		(4,658,050)	(44,067)	(4,702,117)
Other comprehensive (loss) income for the year							371,231	371,231	386	371,617
Ending balance at Dec. 31, 2018	456,722	2,140,977	24,359,953	140,517	8,239,030	(9,699,805)	443,331	26,080,725	21,670	26,102,395
Distribution of retained earnings by the shareholders'
- Other reserves					2,081,294	(2,081,294)
- Dividend distribution						(466,112)		(466,112)		(466,112)
Purchase of subsidiaries' shares			485					485	82	567
Net loss for the year						(2,151,600)		(2,151,600)	(2,022)	(2,153,622)
Other comprehensive (loss) income for the year							(47,701)	(47,701)	(132)	(47,833)
Ending balance at Dec. 31, 2019	$ 456,722	$ 2,140,977	$ 24,360,438	$ 140,517	$ 10,320,324	$ (14,398,811)	$ 395,630	$ 23,415,797	$ 19,598	$ 23,435,395